Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

A4. Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises design costs, raw materials, direct labour, other direct costs, and related production overheads (based on normal operating capacity). It excludes borrowing costs. Net realisable value is the estimated selling price less applicable variable selling expenses.

	2025	2024
	$m	$m
Raw materials	18	19
Work in progress	1	4
Finished goods	289	264
	308	287

An inventory impairment charge of $1m was recognised in 2025 (2024: $2m; 2023: $4m). Inventory recognised as an expense during the period was $417m (2024: $464m; 2023: $479m).